Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings (loss) attributable to common shareholders	$ (336)	$ 52	$ (248)
Basic and diluted weighted average number of common shares outstanding (millions)	275	283	287
Net earnings (loss) per share attributable to common shareholders, basic and diluted (in CAD per share)	$ (1.22)	$ 0.18	$ (0.86)